Acquisition of Interest and Control - Schedule of acquired intangible assets that were not recognized in the books of the acquired entity (Details) - Companhia Ultragaz S A [member] - NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
R$ in Thousands
Feb. 01, 2023 BRL (R$)
Acquisition of Interest and Control
Total intangible assets	R$ 48,892
Trademark rights [member]
Acquisition of Interest and Control
Total intangible assets	R$ 5,069
Useful life	5 years
Amortization method	Straight line
Licences [member]
Acquisition of Interest and Control
Total intangible assets	R$ 14,952
Useful life	3 years
Amortization method	Straight line
Software [member]
Acquisition of Interest and Control
Total intangible assets	R$ 2,418
Useful life	5 years
Amortization method	Straight line
Customer-related intangible assets [member]
Acquisition of Interest and Control
Total intangible assets	R$ 26,453
Useful life	16 years
Amortization method	Straight line